Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Accrued payroll and related costs	$ 196	$ 198
Accrued operating expenses	147	147
Client deposits	56	59
Deferred revenue	19	18
Accrued restructuring costs	11	69
Income tax payable	4	7
Value added and similar taxes payable	9	6
Other payables	10	15
Accrued expenses and other current liabilities	$ 452	$ 519